Stock-based Awards	6 Months Ended
Jun. 30, 2014
Stock based Awards
Stock based Awards

10. Stock-based Awards

Stock Options

          A summary of the Company's stock option activity under the 2005 and 2008 plans for the year ended December 31, 2013 and six months ended June 30, 2014 (unaudited) is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contract Life (in years)
Outstanding at December 31, 2012	15,418,788	$3.51	7.35

Granted	5,193,127	$8.44
Exercised	(98,878)	$1.73
Canceled/forfeited	(2,149,893)	$3.68

Outstanding at December 31, 2013	18,363,144	$4.89	7.17

Granted (unaudited)	10,545,647	$15.86
Exercised (unaudited)	(1,741,058)	$1.01
Canceled/forfeited (unaudited)	(502,943)	$9.36

Outstanding at June 30, 2014 (unaudited)	26,664,790	$9.40	7.98

Vested and expected to vest at December 31, 2013	16,947,300	$4.66	7.05
Exercisable at December 31, 2013	10,855,844	$2.82	5.97
Vested and expected to vest at June 30, 2014 (unaudited)	25,236,587	$9.32	7.91
Exercisable at June 30, 2014 (unaudited)	18,884,427	$8.72	7.39

          At December 31, 2013 and June 30, 2014, total remaining stock-based compensation expense for unvested awards was $25.9 million and $73.3 million (unaudited), respectively, which is expected to be recognized over a weighted-average period of 2.96 years and 3.1 years (unaudited), respectively.

          The weighted-average grant-date fair value per share of options granted for the years ended December 31, 2011, 2012 and 2013 was $2.39, $4.83 and $4.79, respectively. The Company recorded stock-based compensation expense for stock option awards of $5.2 million, $9.4 million, $8.9 million, $3.5 million (unaudited) and $11.1 million (unaudited) for the years ended December 31, 2011 and 2012, and 2013, and the six months ended June 30, 2013 and 2014, respectively.

          The total intrinsic value of options exercised in 2011, 2012 and 2013 was $8.6 million, $2.9 million and $0.6 million, respectively. This intrinsic value represents the difference between the fair market value of the Company's common stock on the date of exercise and the exercise price of each option. Based on the fair market value of the Company's common stock at December 31, 2013, the total intrinsic value of all outstanding options was $76.9 million. The total intrinsic value of exercisable options at December 31, 2013 was $67.4 million. The total intrinsic value of options vested and expected to vest at December 31, 2013 was $74.7 million.

          There was no excess tax benefits realized for the tax deductions from stock options exercised during the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2013 and 2014 (unaudited).

          During 2011 and 2012, the Company granted certain executives stock options to purchase 349,997 shares of common stock at a weighted average exercise price of $6.15 per share, and 166,665 shares of common stock at a weighted average exercise price of $11.51 per share, respectively. Awards granted in 2011 and 2012 contain performance conditions based on achieving certain revenue and earnings targets. During 2013, the Company granted stock options to purchase 1,765,875 shares of common stock, of which 1,173,620 stock options were granted to certain executives. The weighted average exercise price was $8.85. Of the awards granted in 2013, 82,327 stock options granted are based on achieving certain revenue and earnings targets and 1,683,548 shares contain a two-step vesting condition of which the first step is based on achieving certain revenue and earnings targets, which upon being met, options begin vesting over 48 months beginning on January 1, 2014. The grant date fair values of these awards for 2011, 2012 and 2013 were $1.0 million, $0.8 million and $8.8 million, respectively, as determined using a Black-Scholes option pricing model. The Company recognizes compensation cost for stock options with performance conditions using a graded vesting model, based on the probability of the performance condition being met, net of estimated pre-vesting forfeitures. At December 31, 2011, 2012 and 2013, the Company determined that it was probable that the performance conditions of certain awards would be met, and accordingly, compensation cost totaling $0.3 million, $0.3 million and $1.8 million was recognized for these awards during 2011, 2012 and 2013, respectively.

          In July 2011, the Board of Directors authorized the modification of stock options issued to an executive, which extended the exercise period related to fully vested stock options. As a result of the modification, additional stock compensation of $2.1 million was recognized in 2011.

          In March 2012, the Board of Directors authorized the modification of stock options which accelerated vesting of stock options to purchase 726,469 shares of common stock and extended the exercise period for all vested shares, including stock options to purchase 631,333 shares of common stock previously granted to a former executive. As a result of the modification, additional stock compensation expense of $4.5 million was recognized in 2012.

  Restricted Stock

          Activity in connection with the restricted stock is as follows for the year ended December 31, 2013:

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested — December 31, 2012	122,222	$3.56

Granted	20,873	$8.90
Vested	(87,540)	$4.83

Non-vested — December 31, 2013	55,555	$3.56

Granted (unaudited)	—	$—
Vested (unaudited)	27,777	$3.56
Canceled/forfeited (unaudited)	—	$—

Non-vested — June 30, 2014 (unaudited)	27,778	$3.56

          For the years ended December 31, 2011, 2012 and 2013, the Company recorded $1.0 million, $0.9 million, and $0.4 million, respectively, in compensation expense in connection with the vesting of shares of restricted stock. At December 31, 2013, total remaining stock-based compensation expense amounted to $0.2 million, which is expected to be recognized through November 2014.

  Restricted Stock Units

          Activity in connection with the restricted stock units is as follows for the six months ended June 30, 2014 (unaudited):

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested — December 31, 2013	—	$—

Granted (unaudited)	720,146	$10.04
Vested (unaudited)	—	$—
Canceled/forfeited (unaudited)	(6,607)	$9.63

Non-vested — June 30, 2014 (unaudited)	713,539	$10.04

          At June 30, 2014, total remaining stock-based compensation expense for non-vested restricted stock units amounted to $5.0 million (unaudited), which is expected to be recognized over a weighted-average period of 2.6 years (unaudited).

  Stock-based Compensation Cost

          The Company recorded stock-based compensation cost relating to stock options and restricted stock awards in the following categories on the accompanying consolidated statements of comprehensive loss (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Cost of revenue	$47	$122	$141	$53	$163
Sales and marketing	1,076	1,571	2,561	1,104	2,344
Technology and development	1,096	1,428	1,762	783	1,865
General and administrative	3,989	7,199	4,882	1,676	7,168

Total stock-based compensation expense	6,208	10,320	9,346	3,616	11,540
Amount capitalized to internal software use	266	214	540	251	614

Total stock-based compensation cost	$6,474	$10,534	$9,886	$3,867	$12,154